Submission	Aug. 08, 2025
Submission [Line Items]
Central Index Key	0001957121
Registrant Name	Felicitas Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES